Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The calculation of both basic and diluted earnings per share is based on net income attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2024	2023	2022
Net income attributable to equity holders of the parent - basic	$668,774	$546,898	$637,251
Convertible notes interest expense, accretion, and deferred financing amortization	—	—	19,584
Net income attributable to equity holders of the parent - diluted	$668,774	$546,898	$656,835

Basic weighted average number of shares	48,544,137	52,369,269	55,455,277
Effect of dilutive potential basic shares:
Restricted stock	2,330,185	2,158,478	2,610,544
Convertible notes	—	—	5,445,455
	2,330,185	2,158,478	8,055,999
Diluted weighted average number of shares	50,874,322	54,527,747	63,511,276

Earnings per share:
Basic	$13.78	$10.44	$11.49
Diluted	$13.15	$10.03	$10.34